Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and Other Receivables [abstract]
Schedule of Trade and Other Receivables

	December 31,	December 31,
	2019	2018
Trade receivables from concentrate sales	$33,642	$28,132
Advances and other receivables	2,419	3,179
Value added taxes recoverable	11,646	1,458
Accounts and other receivables	$47,707	$32,769